Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000029788
Shareholder Report [Line Items]
Fund Name	Columbia Short Term Bond Fund
Class Name	Class A
Trading Symbol	NSTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | The Fund benefited most on a relative basis from having exposure to residential mortgage-backed securities, investment-grade corporates, asset-backed securities and commercial mortgage-backed securities. Structured asset sectors are all out-of-benchmark sectors, which contributed to the Fund’s relative performance during the annual period. High-yield corporates also contributed to the Fund’s relative performance as an out-of-benchmark allocation.

Security selection | Security selection within the investment-grade corporate bond sector was additive to the Fund’s performance. Selection within the industrials and financials sub-sectors also contributed to the Fund’s relative performance.

Top Performance Detractors

Allocations | An underweight allocation to the investment-grade corporate bond sector detracted modestly from the Fund’s relative performance, as the sector outperformed the benchmark during the annual period. Investment-grade corporate bonds represented the Fund’s largest sector underweight, excluding U.S. Treasuries.

Duration and curve positioning | The combination of duration and yield curve positioning had a negative impact on the Fund’s relative performance during the annual period. The U.S. Federal Reserve continued easing monetary policy during the period with three 25 basis point cuts resulting in a flattening of the yield curve. However, market volatility and the conflict in Iran have the Fed cautious on future reductions in the fed funds target rate in 2026 due to economic uncertainty and the long-term impact of a potential prolonged war.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Short Term Bond Fund Class A (including sales charges) ($12,527)	Bloomberg U.S. Aggregate Bond Index ($11,835)	Bloomberg 1-3 Year Government/Credit Index ($12,213)
03/16	$9,901	$10,000	$10,000
04/16	$9,924	$10,038	$10,014
05/16	$9,918	$10,041	$10,007
06/16	$9,973	$10,221	$10,067
07/16	$9,979	$10,286	$10,069
08/16	$9,976	$10,274	$10,058
09/16	$9,993	$10,268	$10,069
10/16	$9,990	$10,190	$10,066
11/16	$9,947	$9,949	$10,024
12/16	$9,955	$9,963	$10,030
01/17	$9,973	$9,982	$10,049
02/17	$9,991	$10,049	$10,066
03/17	$9,990	$10,044	$10,071
04/17	$10,010	$10,122	$10,090
05/17	$10,030	$10,199	$10,106
06/17	$10,021	$10,189	$10,102
07/17	$10,052	$10,233	$10,128
08/17	$10,063	$10,325	$10,149
09/17	$10,054	$10,276	$10,136
10/17	$10,054	$10,282	$10,134
11/17	$10,034	$10,268	$10,112
12/17	$10,033	$10,316	$10,115
01/18	$10,011	$10,197	$10,088
02/18	$9,998	$10,100	$10,079
03/18	$10,005	$10,165	$10,095
04/18	$10,002	$10,089	$10,084
05/18	$10,030	$10,161	$10,122
06/18	$10,028	$10,149	$10,123
07/18	$10,027	$10,151	$10,129
08/18	$10,067	$10,216	$10,164
09/18	$10,048	$10,151	$10,157
10/18	$10,051	$10,070	$10,168
11/18	$10,034	$10,131	$10,197
12/18	$10,080	$10,317	$10,277
01/19	$10,149	$10,426	$10,317
02/19	$10,178	$10,420	$10,333
03/19	$10,261	$10,620	$10,401
04/19	$10,295	$10,623	$10,425
05/19	$10,368	$10,812	$10,497
06/19	$10,432	$10,947	$10,555
07/19	$10,435	$10,971	$10,549
08/19	$10,511	$11,256	$10,634
09/19	$10,501	$11,196	$10,628
10/19	$10,532	$11,230	$10,665
11/19	$10,539	$11,224	$10,665
12/19	$10,566	$11,216	$10,691
01/20	$10,644	$11,432	$10,750
02/20	$10,700	$11,638	$10,838
03/20	$9,960	$11,569	$10,871
04/20	$10,237	$11,775	$10,940
05/20	$10,428	$11,830	$10,977
06/20	$10,597	$11,904	$10,999
07/20	$10,701	$12,082	$11,019
08/20	$10,770	$11,984	$11,023
09/20	$10,785	$11,978	$11,024
10/20	$10,799	$11,924	$11,026
11/20	$10,866	$12,041	$11,037
12/20	$10,910	$12,058	$11,047
01/21	$10,944	$11,971	$11,051
02/21	$10,944	$11,799	$11,048
03/21	$10,933	$11,651	$11,043
04/21	$10,965	$11,743	$11,051
05/21	$10,986	$11,782	$11,064
06/21	$10,986	$11,864	$11,047
07/21	$11,009	$11,997	$11,066
08/21	$11,011	$11,974	$11,066
09/21	$11,002	$11,871	$11,057
10/21	$10,972	$11,867	$11,021
11/21	$10,951	$11,902	$11,012
12/21	$10,962	$11,872	$10,995
01/22	$10,875	$11,616	$10,916
02/22	$10,809	$11,487	$10,869
03/22	$10,679	$11,168	$10,721
04/22	$10,592	$10,744	$10,664
05/22	$10,604	$10,813	$10,729
06/22	$10,453	$10,643	$10,654
07/22	$10,546	$10,903	$10,710
08/22	$10,498	$10,595	$10,626
09/22	$10,342	$10,138	$10,496
10/22	$10,276	$10,006	$10,483
11/22	$10,381	$10,374	$10,570
12/22	$10,422	$10,327	$10,590
01/23	$10,610	$10,645	$10,675
02/23	$10,544	$10,370	$10,595
03/23	$10,645	$10,633	$10,750
04/23	$10,703	$10,698	$10,786
05/23	$10,681	$10,581	$10,753
06/23	$10,673	$10,544	$10,710
07/23	$10,732	$10,536	$10,755
08/23	$10,789	$10,469	$10,793
09/23	$10,777	$10,203	$10,788
10/23	$10,776	$10,042	$10,821
11/23	$10,971	$10,497	$10,947
12/23	$11,155	$10,898	$11,078
01/24	$11,225	$10,868	$11,121
02/24	$11,215	$10,715	$11,081
03/24	$11,276	$10,814	$11,125
04/24	$11,257	$10,541	$11,088
05/24	$11,355	$10,719	$11,168
06/24	$11,432	$10,821	$11,231
07/24	$11,569	$11,074	$11,364
08/24	$11,672	$11,233	$11,467
09/24	$11,777	$11,383	$11,563
10/24	$11,727	$11,101	$11,497
11/24	$11,784	$11,218	$11,536
12/24	$11,818	$11,035	$11,561
01/25	$11,888	$11,093	$11,613
02/25	$11,958	$11,337	$11,695
03/25	$11,979	$11,342	$11,749
04/25	$12,037	$11,386	$11,838
05/25	$12,069	$11,305	$11,822
06/25	$12,176	$11,478	$11,898
07/25	$12,185	$11,448	$11,895
08/25	$12,293	$11,585	$12,000
09/25	$12,351	$11,711	$12,040
10/25	$12,385	$11,785	$12,080
11/25	$12,429	$11,858	$12,137
12/25	$12,487	$11,840	$12,179
01/26	$12,531	$11,853	$12,207
02/26	$12,587	$12,047	$12,270
03/26	$12,527	$11,835	$12,213

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	4.58	2.76	2.38
Class A (including sales charges)	3.52	2.56	2.28
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Bloomberg 1-3 Year Government/Credit Index	3.96	2.04	2.02

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,665,882,158
Holdings Count | Holding	601
Advisory Fees Paid, Amount	$ 6,737,672
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,665,882,158
Total number of portfolio holdings	601
Management services fees (represents 0.42% of Fund average net assets)	$6,737,672
Portfolio turnover for the reporting period	76%

Holdings [Text Block]

Asset Categories

Table Summary
Corporate Bonds & Notes	34.0%
Residential Mortgage-Backed Securities - Non-Agency	28.6%
Asset-Backed Securities - Non-Agency	20.7%
Commercial Mortgage-Backed Securities - Non-Agency	12.7%
Residential Mortgage-Backed Securities - Agency	2.1%
Money Market Funds	1.6%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Vista Point Securitization Trust, Series 2025-CES2, Class A1 5.601% 08/25/2055	1.6%
Extended Stay America Trust, Series 2025-ESH, Class A 4.973% 10/15/2042	1.1%
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1 5.738% 11/25/2069	1.1%
U.S Treasury Bills 3.700% 04/23/2026	1.0%
Affirm Master Trust, Series 2025-1A, Class A 4.990% 02/15/2033	1.0%
Aimco CLO Ltd., Series 2020-11A, Class A1R2 5.008% 07/17/2037	1.0%
Progress Residential Trust, Series 2022-SFR6, Class A 4.451% 07/20/2039	0.9%
Magnetite XXXVI Ltd., Series 2025-36A, Class AR 4.988% 07/25/2038	0.9%
Elmwood CLO Ltd., Series 2025-3A, Class A 4.908% 03/22/2038	0.9%
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class A 4.595% 12/15/2034	0.9%

Material Fund Change [Text Block]
C000029790
Shareholder Report [Line Items]
Fund Name	Columbia Short Term Bond Fund
Class Name	Class C
Trading Symbol	NSTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$128	1.25%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | The Fund benefited most on a relative basis from having exposure to residential mortgage-backed securities, investment-grade corporates, asset-backed securities and commercial mortgage-backed securities. Structured asset sectors are all out-of-benchmark sectors, which contributed to the Fund’s relative performance during the annual period. High-yield corporates also contributed to the Fund’s relative performance as an out-of-benchmark allocation.

Security selection | Security selection within the investment-grade corporate bond sector was additive to the Fund’s performance. Selection within the industrials and financials sub-sectors also contributed to the Fund’s relative performance.

Top Performance Detractors

Allocations | An underweight allocation to the investment-grade corporate bond sector detracted modestly from the Fund’s relative performance, as the sector outperformed the benchmark during the annual period. Investment-grade corporate bonds represented the Fund’s largest sector underweight, excluding U.S. Treasuries.

Duration and curve positioning | The combination of duration and yield curve positioning had a negative impact on the Fund’s relative performance during the annual period. The U.S. Federal Reserve continued easing monetary policy during the period with three 25 basis point cuts resulting in a flattening of the yield curve. However, market volatility and the conflict in Iran have the Fed cautious on future reductions in the fed funds target rate in 2026 due to economic uncertainty and the long-term impact of a potential prolonged war.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Short Term Bond Fund Class C (including sales charges) ($11,952)	Bloomberg U.S. Aggregate Bond Index ($11,835)	Bloomberg 1-3 Year Government/Credit Index ($12,213)
03/16	$10,000	$10,000	$10,000
04/16	$10,020	$10,038	$10,014
05/16	$10,010	$10,041	$10,007
06/16	$10,061	$10,221	$10,067
07/16	$10,062	$10,286	$10,069
08/16	$10,053	$10,274	$10,058
09/16	$10,055	$10,268	$10,069
10/16	$10,057	$10,190	$10,066
11/16	$10,009	$9,949	$10,024
12/16	$10,012	$9,963	$10,030
01/17	$10,025	$9,982	$10,049
02/17	$10,039	$10,049	$10,066
03/17	$10,033	$10,044	$10,071
04/17	$10,047	$10,122	$10,090
05/17	$10,062	$10,199	$10,106
06/17	$10,048	$10,189	$10,102
07/17	$10,064	$10,233	$10,128
08/17	$10,080	$10,325	$10,149
09/17	$10,066	$10,276	$10,136
10/17	$10,062	$10,282	$10,134
11/17	$10,037	$10,268	$10,112
12/17	$10,030	$10,316	$10,115
01/18	$10,003	$10,197	$10,088
02/18	$9,986	$10,100	$10,079
03/18	$9,988	$10,165	$10,095
04/18	$9,969	$10,089	$10,084
05/18	$10,002	$10,161	$10,122
06/18	$9,995	$10,149	$10,123
07/18	$9,989	$10,151	$10,129
08/18	$10,014	$10,216	$10,164
09/18	$10,000	$10,151	$10,157
10/18	$9,987	$10,070	$10,168
11/18	$9,976	$10,131	$10,197
12/18	$10,017	$10,317	$10,277
01/19	$10,080	$10,426	$10,317
02/19	$10,104	$10,420	$10,333
03/19	$10,181	$10,620	$10,401
04/19	$10,210	$10,623	$10,425
05/19	$10,277	$10,812	$10,497
06/19	$10,336	$10,947	$10,555
07/19	$10,333	$10,971	$10,549
08/19	$10,403	$11,256	$10,634
09/19	$10,389	$11,196	$10,628
10/19	$10,414	$11,230	$10,665
11/19	$10,416	$11,224	$10,665
12/19	$10,437	$11,216	$10,691
01/20	$10,509	$11,432	$10,750
02/20	$10,559	$11,638	$10,838
03/20	$9,822	$11,569	$10,871
04/20	$10,091	$11,775	$10,940
05/20	$10,275	$11,830	$10,977
06/20	$10,436	$11,904	$10,999
07/20	$10,533	$12,082	$11,019
08/20	$10,585	$11,984	$11,023
09/20	$10,606	$11,978	$11,024
10/20	$10,615	$11,924	$11,026
11/20	$10,676	$12,041	$11,037
12/20	$10,704	$12,058	$11,047
01/21	$10,743	$11,971	$11,051
02/21	$10,728	$11,799	$11,048
03/21	$10,712	$11,651	$11,043
04/21	$10,738	$11,743	$11,051
05/21	$10,765	$11,782	$11,064
06/21	$10,760	$11,864	$11,047
07/21	$10,777	$11,997	$11,066
08/21	$10,774	$11,974	$11,066
09/21	$10,760	$11,871	$11,057
10/21	$10,726	$11,867	$11,021
11/21	$10,701	$11,902	$11,012
12/21	$10,696	$11,872	$10,995
01/22	$10,616	$11,616	$10,916
02/22	$10,547	$11,487	$10,869
03/22	$10,415	$11,168	$10,721
04/22	$10,315	$10,744	$10,664
05/22	$10,322	$10,813	$10,729
06/22	$10,180	$10,643	$10,654
07/22	$10,266	$10,903	$10,710
08/22	$10,214	$10,595	$10,626
09/22	$10,047	$10,138	$10,496
10/22	$9,989	$10,006	$10,483
11/22	$10,086	$10,374	$10,570
12/22	$10,121	$10,327	$10,590
01/23	$10,289	$10,645	$10,675
02/23	$10,232	$10,370	$10,595
03/23	$10,325	$10,633	$10,750
04/23	$10,376	$10,698	$10,786
05/23	$10,350	$10,581	$10,753
06/23	$10,338	$10,544	$10,710
07/23	$10,389	$10,536	$10,755
08/23	$10,440	$10,469	$10,793
09/23	$10,424	$10,203	$10,788
10/23	$10,418	$10,042	$10,821
11/23	$10,602	$10,497	$10,947
12/23	$10,764	$10,898	$11,078
01/24	$10,838	$10,868	$11,121
02/24	$10,823	$10,715	$11,081
03/24	$10,877	$10,814	$11,125
04/24	$10,853	$10,541	$11,088
05/24	$10,943	$10,719	$11,168
06/24	$11,001	$10,821	$11,231
07/24	$11,139	$11,074	$11,364
08/24	$11,233	$11,233	$11,467
09/24	$11,329	$11,383	$11,563
10/24	$11,275	$11,101	$11,497
11/24	$11,326	$11,218	$11,536
12/24	$11,353	$11,035	$11,561
01/25	$11,415	$11,093	$11,613
02/25	$11,477	$11,337	$11,695
03/25	$11,491	$11,342	$11,749
04/25	$11,530	$11,386	$11,838
05/25	$11,568	$11,305	$11,822
06/25	$11,654	$11,478	$11,898
07/25	$11,668	$11,448	$11,895
08/25	$11,766	$11,585	$12,000
09/25	$11,817	$11,711	$12,040
10/25	$11,843	$11,785	$12,080
11/25	$11,880	$11,858	$12,137
12/25	$11,930	$11,840	$12,179
01/26	$11,967	$11,853	$12,207
02/26	$12,015	$12,047	$12,270
03/26	$11,952	$11,835	$12,213

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	4.01	2.21	1.80
Class C (including sales charges)	3.01	2.21	1.80
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Bloomberg 1-3 Year Government/Credit Index	3.96	2.04	2.02

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,665,882,158
Holdings Count | Holding	601
Advisory Fees Paid, Amount	$ 6,737,672
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,665,882,158
Total number of portfolio holdings	601
Management services fees (represents 0.42% of Fund average net assets)	$6,737,672
Portfolio turnover for the reporting period	76%

Holdings [Text Block]

Asset Categories

Table Summary
Corporate Bonds & Notes	34.0%
Residential Mortgage-Backed Securities - Non-Agency	28.6%
Asset-Backed Securities - Non-Agency	20.7%
Commercial Mortgage-Backed Securities - Non-Agency	12.7%
Residential Mortgage-Backed Securities - Agency	2.1%
Money Market Funds	1.6%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Vista Point Securitization Trust, Series 2025-CES2, Class A1 5.601% 08/25/2055	1.6%
Extended Stay America Trust, Series 2025-ESH, Class A 4.973% 10/15/2042	1.1%
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1 5.738% 11/25/2069	1.1%
U.S Treasury Bills 3.700% 04/23/2026	1.0%
Affirm Master Trust, Series 2025-1A, Class A 4.990% 02/15/2033	1.0%
Aimco CLO Ltd., Series 2020-11A, Class A1R2 5.008% 07/17/2037	1.0%
Progress Residential Trust, Series 2022-SFR6, Class A 4.451% 07/20/2039	0.9%
Magnetite XXXVI Ltd., Series 2025-36A, Class AR 4.988% 07/25/2038	0.9%
Elmwood CLO Ltd., Series 2025-3A, Class A 4.908% 03/22/2038	0.9%
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class A 4.595% 12/15/2034	0.9%

Material Fund Change [Text Block]
C000254316
Shareholder Report [Line Items]
Fund Name	Columbia Short Term Bond Fund
Class Name	Class S
Trading Symbol	NSTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | The Fund benefited most on a relative basis from having exposure to residential mortgage-backed securities, investment-grade corporates, asset-backed securities and commercial mortgage-backed securities. Structured asset sectors are all out-of-benchmark sectors, which contributed to the Fund’s relative performance during the annual period. High-yield corporates also contributed to the Fund’s relative performance as an out-of-benchmark allocation.

Security selection | Security selection within the investment-grade corporate bond sector was additive to the Fund’s performance. Selection within the industrials and financials sub-sectors also contributed to the Fund’s relative performance.

Top Performance Detractors

Allocations | An underweight allocation to the investment-grade corporate bond sector detracted modestly from the Fund’s relative performance, as the sector outperformed the benchmark during the annual period. Investment-grade corporate bonds represented the Fund’s largest sector underweight, excluding U.S. Treasuries.

Duration and curve positioning | The combination of duration and yield curve positioning had a negative impact on the Fund’s relative performance during the annual period. The U.S. Federal Reserve continued easing monetary policy during the period with three 25 basis point cuts resulting in a flattening of the yield curve. However, market volatility and the conflict in Iran have the Fed cautious on future reductions in the fed funds target rate in 2026 due to economic uncertainty and the long-term impact of a potential prolonged war.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Short Term Bond Fund Class S ($12,983)	Bloomberg U.S. Aggregate Bond Index ($11,835)	Bloomberg 1-3 Year Government/Credit Index ($12,213)
03/16	$10,000	$10,000	$10,000
04/16	$10,035	$10,038	$10,014
05/16	$10,032	$10,041	$10,007
06/16	$10,080	$10,221	$10,067
07/16	$10,098	$10,286	$10,069
08/16	$10,097	$10,274	$10,058
09/16	$10,106	$10,268	$10,069
10/16	$10,105	$10,190	$10,066
11/16	$10,074	$9,949	$10,024
12/16	$10,084	$9,963	$10,030
01/17	$10,094	$9,982	$10,049
02/17	$10,114	$10,049	$10,066
03/17	$10,126	$10,044	$10,071
04/17	$10,138	$10,122	$10,090
05/17	$10,160	$10,199	$10,106
06/17	$10,163	$10,189	$10,102
07/17	$10,187	$10,233	$10,128
08/17	$10,210	$10,325	$10,149
09/17	$10,203	$10,276	$10,136
10/17	$10,205	$10,282	$10,134
11/17	$10,187	$10,268	$10,112
12/17	$10,188	$10,316	$10,115
01/18	$10,168	$10,197	$10,088
02/18	$10,146	$10,100	$10,079
03/18	$10,156	$10,165	$10,095
04/18	$10,154	$10,089	$10,084
05/18	$10,185	$10,161	$10,122
06/18	$10,185	$10,149	$10,123
07/18	$10,196	$10,151	$10,129
08/18	$10,229	$10,216	$10,164
09/18	$10,222	$10,151	$10,157
10/18	$10,217	$10,070	$10,168
11/18	$10,212	$10,131	$10,197
12/18	$10,251	$10,317	$10,277
01/19	$10,333	$10,426	$10,317
02/19	$10,365	$10,420	$10,333
03/19	$10,441	$10,620	$10,401
04/19	$10,489	$10,623	$10,425
05/19	$10,555	$10,812	$10,497
06/19	$10,632	$10,947	$10,555
07/19	$10,638	$10,971	$10,549
08/19	$10,707	$11,256	$10,634
09/19	$10,710	$11,196	$10,628
10/19	$10,744	$11,230	$10,665
11/19	$10,753	$11,224	$10,665
12/19	$10,783	$11,216	$10,691
01/20	$10,865	$11,432	$10,750
02/20	$10,924	$11,638	$10,838
03/20	$10,170	$11,569	$10,871
04/20	$10,444	$11,775	$10,940
05/20	$10,653	$11,830	$10,977
06/20	$10,828	$11,904	$10,999
07/20	$10,936	$12,082	$11,019
08/20	$10,998	$11,984	$11,023
09/20	$11,026	$11,978	$11,024
10/20	$11,032	$11,924	$11,026
11/20	$11,103	$12,041	$11,037
12/20	$11,151	$12,058	$11,047
01/21	$11,199	$11,971	$11,051
02/21	$11,190	$11,799	$11,048
03/21	$11,181	$11,651	$11,043
04/21	$11,216	$11,743	$11,051
05/21	$11,241	$11,782	$11,064
06/21	$11,254	$11,864	$11,047
07/21	$11,279	$11,997	$11,066
08/21	$11,283	$11,974	$11,066
09/21	$11,277	$11,871	$11,057
10/21	$11,248	$11,867	$11,021
11/21	$11,229	$11,902	$11,012
12/21	$11,232	$11,872	$10,995
01/22	$11,156	$11,616	$10,916
02/22	$11,079	$11,487	$10,869
03/22	$10,959	$11,168	$10,721
04/22	$10,861	$10,744	$10,664
05/22	$10,876	$10,813	$10,729
06/22	$10,734	$10,643	$10,654
07/22	$10,831	$10,903	$10,710
08/22	$10,784	$10,595	$10,626
09/22	$10,614	$10,138	$10,496
10/22	$10,561	$10,006	$10,483
11/22	$10,670	$10,374	$10,570
12/22	$10,703	$10,327	$10,590
01/23	$10,900	$10,645	$10,675
02/23	$10,845	$10,370	$10,595
03/23	$10,952	$10,633	$10,750
04/23	$11,001	$10,698	$10,786
05/23	$10,993	$10,581	$10,753
06/23	$10,976	$10,544	$10,710
07/23	$11,050	$10,536	$10,755
08/23	$11,111	$10,469	$10,793
09/23	$11,101	$10,203	$10,788
10/23	$11,102	$10,042	$10,821
11/23	$11,306	$10,497	$10,947
12/23	$11,486	$10,898	$11,078
01/24	$11,573	$10,868	$11,121
02/24	$11,565	$10,715	$11,081
03/24	$11,630	$10,814	$11,125
04/24	$11,612	$10,541	$11,088
05/24	$11,716	$10,719	$11,168
06/24	$11,785	$10,821	$11,231
07/24	$11,942	$11,074	$11,364
08/24	$12,051	$11,233	$11,467
09/24	$12,162	$11,383	$11,563
10/24	$12,099	$11,101	$11,497
11/24	$12,173	$11,218	$11,536
12/24	$12,198	$11,035	$11,561
01/25	$12,273	$11,093	$11,613
02/25	$12,360	$11,337	$11,695
03/25	$12,384	$11,342	$11,749
04/25	$12,434	$11,386	$11,838
05/25	$12,483	$11,305	$11,822
06/25	$12,584	$11,478	$11,898
07/25	$12,608	$11,448	$11,895
08/25	$12,709	$11,585	$12,000
09/25	$12,773	$11,711	$12,040
10/25	$12,810	$11,785	$12,080
11/25	$12,871	$11,858	$12,137
12/25	$12,921	$11,840	$12,179
01/26	$12,983	$11,853	$12,207
02/26	$13,030	$12,047	$12,270
03/26	$12,983	$11,835	$12,213

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	4.84	3.03	2.64
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Bloomberg 1-3 Year Government/Credit Index	3.96	2.04	2.02

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,665,882,158
Holdings Count | Holding	601
Advisory Fees Paid, Amount	$ 6,737,672
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,665,882,158
Total number of portfolio holdings	601
Management services fees (represents 0.42% of Fund average net assets)	$6,737,672
Portfolio turnover for the reporting period	76%

Holdings [Text Block]

Asset Categories

Table Summary
Corporate Bonds & Notes	34.0%
Residential Mortgage-Backed Securities - Non-Agency	28.6%
Asset-Backed Securities - Non-Agency	20.7%
Commercial Mortgage-Backed Securities - Non-Agency	12.7%
Residential Mortgage-Backed Securities - Agency	2.1%
Money Market Funds	1.6%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Vista Point Securitization Trust, Series 2025-CES2, Class A1 5.601% 08/25/2055	1.6%
Extended Stay America Trust, Series 2025-ESH, Class A 4.973% 10/15/2042	1.1%
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1 5.738% 11/25/2069	1.1%
U.S Treasury Bills 3.700% 04/23/2026	1.0%
Affirm Master Trust, Series 2025-1A, Class A 4.990% 02/15/2033	1.0%
Aimco CLO Ltd., Series 2020-11A, Class A1R2 5.008% 07/17/2037	1.0%
Progress Residential Trust, Series 2022-SFR6, Class A 4.451% 07/20/2039	0.9%
Magnetite XXXVI Ltd., Series 2025-36A, Class AR 4.988% 07/25/2038	0.9%
Elmwood CLO Ltd., Series 2025-3A, Class A 4.908% 03/22/2038	0.9%
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class A 4.595% 12/15/2034	0.9%

Material Fund Change [Text Block]
C000122569
Shareholder Report [Line Items]
Fund Name	Columbia Short Term Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	CCBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | The Fund benefited most on a relative basis from having exposure to residential mortgage-backed securities, investment-grade corporates, asset-backed securities and commercial mortgage-backed securities. Structured asset sectors are all out-of-benchmark sectors, which contributed to the Fund’s relative performance during the annual period. High-yield corporates also contributed to the Fund’s relative performance as an out-of-benchmark allocation.

Security selection | Security selection within the investment-grade corporate bond sector was additive to the Fund’s performance. Selection within the industrials and financials sub-sectors also contributed to the Fund’s relative performance.

Top Performance Detractors

Allocations | An underweight allocation to the investment-grade corporate bond sector detracted modestly from the Fund’s relative performance, as the sector outperformed the benchmark during the annual period. Investment-grade corporate bonds represented the Fund’s largest sector underweight, excluding U.S. Treasuries.

Duration and curve positioning | The combination of duration and yield curve positioning had a negative impact on the Fund’s relative performance during the annual period. The U.S. Federal Reserve continued easing monetary policy during the period with three 25 basis point cuts resulting in a flattening of the yield curve. However, market volatility and the conflict in Iran have the Fed cautious on future reductions in the fed funds target rate in 2026 due to economic uncertainty and the long-term impact of a potential prolonged war.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Short Term Bond Fund Institutional 2 Class ($13,077)	Bloomberg U.S. Aggregate Bond Index ($11,835)	Bloomberg 1-3 Year Government/Credit Index ($12,213)
03/16	$10,000	$10,000	$10,000
04/16	$10,026	$10,038	$10,014
05/16	$10,024	$10,041	$10,007
06/16	$10,083	$10,221	$10,067
07/16	$10,092	$10,286	$10,069
08/16	$10,091	$10,274	$10,058
09/16	$10,101	$10,268	$10,069
10/16	$10,111	$10,190	$10,066
11/16	$10,070	$9,949	$10,024
12/16	$10,081	$9,963	$10,030
01/17	$10,102	$9,982	$10,049
02/17	$10,113	$10,049	$10,066
03/17	$10,125	$10,044	$10,071
04/17	$10,148	$10,122	$10,090
05/17	$10,161	$10,199	$10,106
06/17	$10,165	$10,189	$10,102
07/17	$10,189	$10,233	$10,128
08/17	$10,214	$10,325	$10,149
09/17	$10,207	$10,276	$10,136
10/17	$10,211	$10,282	$10,134
11/17	$10,193	$10,268	$10,112
12/17	$10,195	$10,316	$10,115
01/18	$10,175	$10,197	$10,088
02/18	$10,155	$10,100	$10,079
03/18	$10,165	$10,165	$10,095
04/18	$10,164	$10,089	$10,084
05/18	$10,195	$10,161	$10,122
06/18	$10,196	$10,149	$10,123
07/18	$10,208	$10,151	$10,129
08/18	$10,242	$10,216	$10,164
09/18	$10,236	$10,151	$10,157
10/18	$10,231	$10,070	$10,168
11/18	$10,227	$10,131	$10,197
12/18	$10,267	$10,317	$10,277
01/19	$10,351	$10,426	$10,317
02/19	$10,383	$10,420	$10,333
03/19	$10,460	$10,620	$10,401
04/19	$10,498	$10,623	$10,425
05/19	$10,576	$10,812	$10,497
06/19	$10,644	$10,947	$10,555
07/19	$10,650	$10,971	$10,549
08/19	$10,731	$11,256	$10,634
09/19	$10,735	$11,196	$10,628
10/19	$10,769	$11,230	$10,665
11/19	$10,780	$11,224	$10,665
12/19	$10,810	$11,216	$10,691
01/20	$10,893	$11,432	$10,750
02/20	$10,953	$11,638	$10,838
03/20	$10,196	$11,569	$10,871
04/20	$10,473	$11,775	$10,940
05/20	$10,683	$11,830	$10,977
06/20	$10,848	$11,904	$10,999
07/20	$10,958	$12,082	$11,019
08/20	$11,032	$11,984	$11,023
09/20	$11,050	$11,978	$11,024
10/20	$11,067	$11,924	$11,026
11/20	$11,139	$12,041	$11,037
12/20	$11,188	$12,058	$11,047
01/21	$11,226	$11,971	$11,051
02/21	$11,229	$11,799	$11,048
03/21	$11,220	$11,651	$11,043
04/21	$11,256	$11,743	$11,051
05/21	$11,281	$11,782	$11,064
06/21	$11,284	$11,864	$11,047
07/21	$11,310	$11,997	$11,066
08/21	$11,326	$11,974	$11,066
09/21	$11,320	$11,871	$11,057
10/21	$11,280	$11,867	$11,021
11/21	$11,273	$11,902	$11,012
12/21	$11,277	$11,872	$10,995
01/22	$11,201	$11,616	$10,916
02/22	$11,125	$11,487	$10,869
03/22	$11,005	$11,168	$10,721
04/22	$10,907	$10,744	$10,664
05/22	$10,922	$10,813	$10,729
06/22	$10,769	$10,643	$10,654
07/22	$10,867	$10,903	$10,710
08/22	$10,821	$10,595	$10,626
09/22	$10,662	$10,138	$10,496
10/22	$10,598	$10,006	$10,483
11/22	$10,708	$10,374	$10,570
12/22	$10,754	$10,327	$10,590
01/23	$10,952	$10,645	$10,675
02/23	$10,887	$10,370	$10,595
03/23	$11,006	$10,633	$10,750
04/23	$11,057	$10,698	$10,786
05/23	$11,037	$10,581	$10,753
06/23	$11,032	$10,544	$10,710
07/23	$11,108	$10,536	$10,755
08/23	$11,170	$10,469	$10,793
09/23	$11,161	$10,203	$10,788
10/23	$11,163	$10,042	$10,821
11/23	$11,356	$10,497	$10,947
12/23	$11,550	$10,898	$11,078
01/24	$11,638	$10,868	$11,121
02/24	$11,631	$10,715	$11,081
03/24	$11,697	$10,814	$11,125
04/24	$11,667	$10,541	$11,088
05/24	$11,785	$10,719	$11,168
06/24	$11,855	$10,821	$11,231
07/24	$12,013	$11,074	$11,364
08/24	$12,111	$11,233	$11,467
09/24	$12,224	$11,383	$11,563
10/24	$12,174	$11,101	$11,497
11/24	$12,237	$11,218	$11,536
12/24	$12,276	$11,035	$11,561
01/25	$12,352	$11,093	$11,613
02/25	$12,440	$11,337	$11,695
03/25	$12,452	$11,342	$11,749
04/25	$12,516	$11,386	$11,838
05/25	$12,553	$11,305	$11,822
06/25	$12,668	$11,478	$11,898
07/25	$12,693	$11,448	$11,895
08/25	$12,796	$11,585	$12,000
09/25	$12,861	$11,711	$12,040
10/25	$12,899	$11,785	$12,080
11/25	$12,948	$11,858	$12,137
12/25	$13,012	$11,840	$12,179
01/26	$13,075	$11,853	$12,207
02/26	$13,124	$12,047	$12,270
03/26	$13,077	$11,835	$12,213

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	5.02	3.11	2.72
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Bloomberg 1-3 Year Government/Credit Index	3.96	2.04	2.02

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,665,882,158
Holdings Count | Holding	601
Advisory Fees Paid, Amount	$ 6,737,672
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,665,882,158
Total number of portfolio holdings	601
Management services fees (represents 0.42% of Fund average net assets)	$6,737,672
Portfolio turnover for the reporting period	76%

Holdings [Text Block]

Asset Categories

Table Summary
Corporate Bonds & Notes	34.0%
Residential Mortgage-Backed Securities - Non-Agency	28.6%
Asset-Backed Securities - Non-Agency	20.7%
Commercial Mortgage-Backed Securities - Non-Agency	12.7%
Residential Mortgage-Backed Securities - Agency	2.1%
Money Market Funds	1.6%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Vista Point Securitization Trust, Series 2025-CES2, Class A1 5.601% 08/25/2055	1.6%
Extended Stay America Trust, Series 2025-ESH, Class A 4.973% 10/15/2042	1.1%
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1 5.738% 11/25/2069	1.1%
U.S Treasury Bills 3.700% 04/23/2026	1.0%
Affirm Master Trust, Series 2025-1A, Class A 4.990% 02/15/2033	1.0%
Aimco CLO Ltd., Series 2020-11A, Class A1R2 5.008% 07/17/2037	1.0%
Progress Residential Trust, Series 2022-SFR6, Class A 4.451% 07/20/2039	0.9%
Magnetite XXXVI Ltd., Series 2025-36A, Class AR 4.988% 07/25/2038	0.9%
Elmwood CLO Ltd., Series 2025-3A, Class A 4.908% 03/22/2038	0.9%
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class A 4.595% 12/15/2034	0.9%

Material Fund Change [Text Block]
C000079024
Shareholder Report [Line Items]
Fund Name	Columbia Short Term Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CSBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | The Fund benefited most on a relative basis from having exposure to residential mortgage-backed securities, investment-grade corporates, asset-backed securities and commercial mortgage-backed securities. Structured asset sectors are all out-of-benchmark sectors, which contributed to the Fund’s relative performance during the annual period. High-yield corporates also contributed to the Fund’s relative performance as an out-of-benchmark allocation.

Security selection | Security selection within the investment-grade corporate bond sector was additive to the Fund’s performance. Selection within the industrials and financials sub-sectors also contributed to the Fund’s relative performance.

Top Performance Detractors

Allocations | An underweight allocation to the investment-grade corporate bond sector detracted modestly from the Fund’s relative performance, as the sector outperformed the benchmark during the annual period. Investment-grade corporate bonds represented the Fund’s largest sector underweight, excluding U.S. Treasuries.

Duration and curve positioning | The combination of duration and yield curve positioning had a negative impact on the Fund’s relative performance during the annual period. The U.S. Federal Reserve continued easing monetary policy during the period with three 25 basis point cuts resulting in a flattening of the yield curve. However, market volatility and the conflict in Iran have the Fed cautious on future reductions in the fed funds target rate in 2026 due to economic uncertainty and the long-term impact of a potential prolonged war.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Short Term Bond Fund Institutional 3 Class ($13,134)	Bloomberg U.S. Aggregate Bond Index ($11,835)	Bloomberg 1-3 Year Government/Credit Index ($12,213)
03/16	$10,000	$10,000	$10,000
04/16	$10,037	$10,038	$10,014
05/16	$10,025	$10,041	$10,007
06/16	$10,084	$10,221	$10,067
07/16	$10,093	$10,286	$10,069
08/16	$10,103	$10,274	$10,058
09/16	$10,114	$10,268	$10,069
10/16	$10,114	$10,190	$10,066
11/16	$10,074	$9,949	$10,024
12/16	$10,095	$9,963	$10,030
01/17	$10,106	$9,982	$10,049
02/17	$10,128	$10,049	$10,066
03/17	$10,130	$10,044	$10,071
04/17	$10,154	$10,122	$10,090
05/17	$10,177	$10,199	$10,106
06/17	$10,171	$10,189	$10,102
07/17	$10,196	$10,233	$10,128
08/17	$10,221	$10,325	$10,149
09/17	$10,215	$10,276	$10,136
10/17	$10,219	$10,282	$10,134
11/17	$10,212	$10,268	$10,112
12/17	$10,214	$10,316	$10,115
01/18	$10,185	$10,197	$10,088
02/18	$10,175	$10,100	$10,079
03/18	$10,185	$10,165	$10,095
04/18	$10,185	$10,089	$10,084
05/18	$10,217	$10,161	$10,122
06/18	$10,218	$10,149	$10,123
07/18	$10,230	$10,151	$10,129
08/18	$10,265	$10,216	$10,164
09/18	$10,259	$10,151	$10,157
10/18	$10,255	$10,070	$10,168
11/18	$10,251	$10,131	$10,197
12/18	$10,292	$10,317	$10,277
01/19	$10,365	$10,426	$10,317
02/19	$10,409	$10,420	$10,333
03/19	$10,486	$10,620	$10,401
04/19	$10,525	$10,623	$10,425
05/19	$10,603	$10,812	$10,497
06/19	$10,672	$10,947	$10,555
07/19	$10,678	$10,971	$10,549
08/19	$10,760	$11,256	$10,634
09/19	$10,753	$11,196	$10,628
10/19	$10,789	$11,230	$10,665
11/19	$10,799	$11,224	$10,665
12/19	$10,830	$11,216	$10,691
01/20	$10,913	$11,432	$10,750
02/20	$10,974	$11,638	$10,838
03/20	$10,228	$11,569	$10,871
04/20	$10,505	$11,775	$10,940
05/20	$10,706	$11,830	$10,977
06/20	$10,882	$11,904	$10,999
07/20	$10,992	$12,082	$11,019
08/20	$11,067	$11,984	$11,023
09/20	$11,086	$11,978	$11,024
10/20	$11,104	$11,924	$11,026
11/20	$11,176	$12,041	$11,037
12/20	$11,226	$12,058	$11,047
01/21	$11,264	$11,971	$11,051
02/21	$11,267	$11,799	$11,048
03/21	$11,259	$11,651	$11,043
04/21	$11,296	$11,743	$11,051
05/21	$11,321	$11,782	$11,064
06/21	$11,325	$11,864	$11,047
07/21	$11,352	$11,997	$11,066
08/21	$11,357	$11,974	$11,066
09/21	$11,351	$11,871	$11,057
10/21	$11,323	$11,867	$11,021
11/21	$11,306	$11,902	$11,012
12/21	$11,321	$11,872	$10,995
01/22	$11,234	$11,616	$10,916
02/22	$11,170	$11,487	$10,869
03/22	$11,038	$11,168	$10,721
04/22	$10,951	$10,744	$10,664
05/22	$10,967	$10,813	$10,729
06/22	$10,814	$10,643	$10,654
07/22	$10,913	$10,903	$10,710
08/22	$10,867	$10,595	$10,626
09/22	$10,709	$10,138	$10,496
10/22	$10,644	$10,006	$10,483
11/22	$10,756	$10,374	$10,570
12/22	$10,802	$10,327	$10,590
01/23	$11,001	$10,645	$10,675
02/23	$10,936	$10,370	$10,595
03/23	$11,044	$10,633	$10,750
04/23	$11,108	$10,698	$10,786
05/23	$11,089	$10,581	$10,753
06/23	$11,084	$10,544	$10,710
07/23	$11,148	$10,536	$10,755
08/23	$11,211	$10,469	$10,793
09/23	$11,215	$10,203	$10,788
10/23	$11,205	$10,042	$10,821
11/23	$11,412	$10,497	$10,947
12/23	$11,607	$10,898	$11,078
01/24	$11,684	$10,868	$11,121
02/24	$11,689	$10,715	$11,081
03/24	$11,756	$10,814	$11,125
04/24	$11,727	$10,541	$11,088
05/24	$11,845	$10,719	$11,168
06/24	$11,916	$10,821	$11,231
07/24	$12,063	$11,074	$11,364
08/24	$12,175	$11,233	$11,467
09/24	$12,287	$11,383	$11,563
10/24	$12,238	$11,101	$11,497
11/24	$12,302	$11,218	$11,536
12/24	$12,341	$11,035	$11,561
01/25	$12,417	$11,093	$11,613
02/25	$12,493	$11,337	$11,695
03/25	$12,518	$11,342	$11,749
04/25	$12,583	$11,386	$11,838
05/25	$12,620	$11,305	$11,822
06/25	$12,736	$11,478	$11,898
07/25	$12,748	$11,448	$11,895
08/25	$12,865	$11,585	$12,000
09/25	$12,930	$11,711	$12,040
10/25	$12,968	$11,785	$12,080
11/25	$13,018	$11,858	$12,137
12/25	$13,082	$11,840	$12,179
01/26	$13,132	$11,853	$12,207
02/26	$13,194	$12,047	$12,270
03/26	$13,134	$11,835	$12,213

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	4.92	3.13	2.76
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Bloomberg 1-3 Year Government/Credit Index	3.96	2.04	2.02

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,665,882,158
Holdings Count | Holding	601
Advisory Fees Paid, Amount	$ 6,737,672
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,665,882,158
Total number of portfolio holdings	601
Management services fees (represents 0.42% of Fund average net assets)	$6,737,672
Portfolio turnover for the reporting period	76%

Holdings [Text Block]

Asset Categories

Table Summary
Corporate Bonds & Notes	34.0%
Residential Mortgage-Backed Securities - Non-Agency	28.6%
Asset-Backed Securities - Non-Agency	20.7%
Commercial Mortgage-Backed Securities - Non-Agency	12.7%
Residential Mortgage-Backed Securities - Agency	2.1%
Money Market Funds	1.6%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Vista Point Securitization Trust, Series 2025-CES2, Class A1 5.601% 08/25/2055	1.6%
Extended Stay America Trust, Series 2025-ESH, Class A 4.973% 10/15/2042	1.1%
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1 5.738% 11/25/2069	1.1%
U.S Treasury Bills 3.700% 04/23/2026	1.0%
Affirm Master Trust, Series 2025-1A, Class A 4.990% 02/15/2033	1.0%
Aimco CLO Ltd., Series 2020-11A, Class A1R2 5.008% 07/17/2037	1.0%
Progress Residential Trust, Series 2022-SFR6, Class A 4.451% 07/20/2039	0.9%
Magnetite XXXVI Ltd., Series 2025-36A, Class AR 4.988% 07/25/2038	0.9%
Elmwood CLO Ltd., Series 2025-3A, Class A 4.908% 03/22/2038	0.9%
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class A 4.595% 12/15/2034	0.9%

Material Fund Change [Text Block]
C000029791
Shareholder Report [Line Items]
Fund Name	Columbia Short Term Bond Fund
Class Name	Institutional Class
Trading Symbol	NSTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | The Fund benefited most on a relative basis from having exposure to residential mortgage-backed securities, investment-grade corporates, asset-backed securities and commercial mortgage-backed securities. Structured asset sectors are all out-of-benchmark sectors, which contributed to the Fund’s relative performance during the annual period. High-yield corporates also contributed to the Fund’s relative performance as an out-of-benchmark allocation.

Security selection | Security selection within the investment-grade corporate bond sector was additive to the Fund’s performance. Selection within the industrials and financials sub-sectors also contributed to the Fund’s relative performance.

Top Performance Detractors

Allocations | An underweight allocation to the investment-grade corporate bond sector detracted modestly from the Fund’s relative performance, as the sector outperformed the benchmark during the annual period. Investment-grade corporate bonds represented the Fund’s largest sector underweight, excluding U.S. Treasuries.

Duration and curve positioning | The combination of duration and yield curve positioning had a negative impact on the Fund’s relative performance during the annual period. The U.S. Federal Reserve continued easing monetary policy during the period with three 25 basis point cuts resulting in a flattening of the yield curve. However, market volatility and the conflict in Iran have the Fed cautious on future reductions in the fed funds target rate in 2026 due to economic uncertainty and the long-term impact of a potential prolonged war.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Short Term Bond Fund Institutional Class ($12,984)	Bloomberg U.S. Aggregate Bond Index ($11,835)	Bloomberg 1-3 Year Government/Credit Index ($12,213)
03/16	$10,000	$10,000	$10,000
04/16	$10,035	$10,038	$10,014
05/16	$10,032	$10,041	$10,007
06/16	$10,080	$10,221	$10,067
07/16	$10,098	$10,286	$10,069
08/16	$10,097	$10,274	$10,058
09/16	$10,106	$10,268	$10,069
10/16	$10,105	$10,190	$10,066
11/16	$10,074	$9,949	$10,024
12/16	$10,084	$9,963	$10,030
01/17	$10,094	$9,982	$10,049
02/17	$10,114	$10,049	$10,066
03/17	$10,126	$10,044	$10,071
04/17	$10,138	$10,122	$10,090
05/17	$10,160	$10,199	$10,106
06/17	$10,163	$10,189	$10,102
07/17	$10,187	$10,233	$10,128
08/17	$10,210	$10,325	$10,149
09/17	$10,203	$10,276	$10,136
10/17	$10,205	$10,282	$10,134
11/17	$10,187	$10,268	$10,112
12/17	$10,188	$10,316	$10,115
01/18	$10,168	$10,197	$10,088
02/18	$10,146	$10,100	$10,079
03/18	$10,156	$10,165	$10,095
04/18	$10,154	$10,089	$10,084
05/18	$10,185	$10,161	$10,122
06/18	$10,185	$10,149	$10,123
07/18	$10,196	$10,151	$10,129
08/18	$10,229	$10,216	$10,164
09/18	$10,222	$10,151	$10,157
10/18	$10,217	$10,070	$10,168
11/18	$10,212	$10,131	$10,197
12/18	$10,251	$10,317	$10,277
01/19	$10,333	$10,426	$10,317
02/19	$10,365	$10,420	$10,333
03/19	$10,441	$10,620	$10,401
04/19	$10,489	$10,623	$10,425
05/19	$10,555	$10,812	$10,497
06/19	$10,632	$10,947	$10,555
07/19	$10,638	$10,971	$10,549
08/19	$10,707	$11,256	$10,634
09/19	$10,710	$11,196	$10,628
10/19	$10,744	$11,230	$10,665
11/19	$10,753	$11,224	$10,665
12/19	$10,783	$11,216	$10,691
01/20	$10,865	$11,432	$10,750
02/20	$10,924	$11,638	$10,838
03/20	$10,170	$11,569	$10,871
04/20	$10,444	$11,775	$10,940
05/20	$10,653	$11,830	$10,977
06/20	$10,828	$11,904	$10,999
07/20	$10,936	$12,082	$11,019
08/20	$10,998	$11,984	$11,023
09/20	$11,026	$11,978	$11,024
10/20	$11,032	$11,924	$11,026
11/20	$11,103	$12,041	$11,037
12/20	$11,151	$12,058	$11,047
01/21	$11,199	$11,971	$11,051
02/21	$11,190	$11,799	$11,048
03/21	$11,181	$11,651	$11,043
04/21	$11,216	$11,743	$11,051
05/21	$11,241	$11,782	$11,064
06/21	$11,254	$11,864	$11,047
07/21	$11,279	$11,997	$11,066
08/21	$11,283	$11,974	$11,066
09/21	$11,277	$11,871	$11,057
10/21	$11,248	$11,867	$11,021
11/21	$11,229	$11,902	$11,012
12/21	$11,232	$11,872	$10,995
01/22	$11,156	$11,616	$10,916
02/22	$11,079	$11,487	$10,869
03/22	$10,959	$11,168	$10,721
04/22	$10,861	$10,744	$10,664
05/22	$10,876	$10,813	$10,729
06/22	$10,734	$10,643	$10,654
07/22	$10,831	$10,903	$10,710
08/22	$10,784	$10,595	$10,626
09/22	$10,614	$10,138	$10,496
10/22	$10,561	$10,006	$10,483
11/22	$10,670	$10,374	$10,570
12/22	$10,703	$10,327	$10,590
01/23	$10,900	$10,645	$10,675
02/23	$10,845	$10,370	$10,595
03/23	$10,952	$10,633	$10,750
04/23	$11,001	$10,698	$10,786
05/23	$10,993	$10,581	$10,753
06/23	$10,976	$10,544	$10,710
07/23	$11,050	$10,536	$10,755
08/23	$11,111	$10,469	$10,793
09/23	$11,101	$10,203	$10,788
10/23	$11,102	$10,042	$10,821
11/23	$11,306	$10,497	$10,947
12/23	$11,486	$10,898	$11,078
01/24	$11,573	$10,868	$11,121
02/24	$11,565	$10,715	$11,081
03/24	$11,630	$10,814	$11,125
04/24	$11,612	$10,541	$11,088
05/24	$11,716	$10,719	$11,168
06/24	$11,785	$10,821	$11,231
07/24	$11,942	$11,074	$11,364
08/24	$12,051	$11,233	$11,467
09/24	$12,162	$11,383	$11,563
10/24	$12,100	$11,101	$11,497
11/24	$12,174	$11,218	$11,536
12/24	$12,199	$11,035	$11,561
01/25	$12,274	$11,093	$11,613
02/25	$12,361	$11,337	$11,695
03/25	$12,385	$11,342	$11,749
04/25	$12,435	$11,386	$11,838
05/25	$12,484	$11,305	$11,822
06/25	$12,585	$11,478	$11,898
07/25	$12,609	$11,448	$11,895
08/25	$12,711	$11,585	$12,000
09/25	$12,774	$11,711	$12,040
10/25	$12,811	$11,785	$12,080
11/25	$12,873	$11,858	$12,137
12/25	$12,922	$11,840	$12,179
01/26	$12,984	$11,853	$12,207
02/26	$13,031	$12,047	$12,270
03/26	$12,984	$11,835	$12,213

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	4.84	3.04	2.65
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Bloomberg 1-3 Year Government/Credit Index	3.96	2.04	2.02

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,665,882,158
Holdings Count | Holding	601
Advisory Fees Paid, Amount	$ 6,737,672
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,665,882,158
Total number of portfolio holdings	601
Management services fees (represents 0.42% of Fund average net assets)	$6,737,672
Portfolio turnover for the reporting period	76%

Holdings [Text Block]

Asset Categories

Table Summary
Corporate Bonds & Notes	34.0%
Residential Mortgage-Backed Securities - Non-Agency	28.6%
Asset-Backed Securities - Non-Agency	20.7%
Commercial Mortgage-Backed Securities - Non-Agency	12.7%
Residential Mortgage-Backed Securities - Agency	2.1%
Money Market Funds	1.6%
Other	1.0%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Vista Point Securitization Trust, Series 2025-CES2, Class A1 5.601% 08/25/2055	1.6%
Extended Stay America Trust, Series 2025-ESH, Class A 4.973% 10/15/2042	1.1%
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1 5.738% 11/25/2069	1.1%
U.S Treasury Bills 3.700% 04/23/2026	1.0%
Affirm Master Trust, Series 2025-1A, Class A 4.990% 02/15/2033	1.0%
Aimco CLO Ltd., Series 2020-11A, Class A1R2 5.008% 07/17/2037	1.0%
Progress Residential Trust, Series 2022-SFR6, Class A 4.451% 07/20/2039	0.9%
Magnetite XXXVI Ltd., Series 2025-36A, Class AR 4.988% 07/25/2038	0.9%
Elmwood CLO Ltd., Series 2025-3A, Class A 4.908% 03/22/2038	0.9%
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class A 4.595% 12/15/2034	0.9%

Material Fund Change [Text Block]